ACCOUNTS RECEIVABLE, NET - Schedule of Accounts Receivable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable:
Gross	¥ 64,596	¥ 43,191
Unearned interest	(1,061)	(995)
Total accounts receivable	63,535	42,196
Less: allowance for credit losses	14,987	9,214	¥ 2,251
Accounts receivable, net	¥ 48,548	¥ 32,982